Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Ampol Ltd.	753,174	$15,027,869
APA Group	3,729,155	25,460,545
Aristocrat Leisure Ltd.	1,879,857	47,551,844
ASX Ltd.	612,462	27,872,854
Aurizon Holdings Ltd.	5,792,400	13,169,875
Australia & New Zealand Banking Group Ltd.	9,454,042	153,516,919
BHP Group Ltd.	16,010,959	475,164,812
BlueScope Steel Ltd.	1,493,996	19,857,763
Brambles Ltd.	4,477,835	42,417,747
Cochlear Ltd.	207,907	34,090,008
Coles Group Ltd.	4,230,101	51,100,363
Commonwealth Bank of Australia	5,355,689	354,418,580
Computershare Ltd.	1,717,324	25,563,765
CSL Ltd.	1,524,085	304,263,206
Dexus	3,391,104	17,576,042
Endeavour Group Ltd./Australia	4,508,741	20,321,790
Fortescue Metals Group Ltd.	5,343,053	74,757,961
Goodman Group	5,339,871	68,839,642
GPT Group (The)	6,042,665	17,768,588
IDP Education Ltd.	658,050	12,362,633
IGO Ltd.	2,148,423	19,784,576
Insurance Australia Group Ltd.	7,777,797	25,768,510
James Hardie Industries PLC	1,406,115	31,377,595
Lendlease Corp. Ltd.	2,172,561	10,789,776
Lottery Corp. Ltd. (The)	7,022,676	23,546,914
Macquarie Group Ltd.	1,160,418	141,561,459
Medibank Pvt Ltd.	8,681,449	20,545,152
Mineral Resources Ltd.	539,835	26,630,394
Mirvac Group.	12,438,542	19,969,155
National Australia Bank Ltd.	9,964,176	191,821,849
Newcrest Mining Ltd.	2,824,643	53,936,149
Northern Star Resources Ltd.	3,657,589	32,624,982
Orica Ltd.	1,424,914	15,380,257
Origin Energy Ltd.	5,492,375	30,452,555
Pilbara Minerals Ltd.	8,057,030	22,932,002
Qantas Airways Ltd.(a)	2,900,946	12,793,008
QBE Insurance Group Ltd.	4,680,246	47,859,221
Ramsay Health Care Ltd.	577,728	24,843,007
REA Group Ltd.	166,589	15,667,432
Reece Ltd.	712,718	8,682,051
Rio Tinto Ltd.	1,173,261	87,999,988
Santos Ltd.	10,037,015	47,546,277
Scentre Group	16,404,634	31,482,045
SEEK Ltd.	1,065,067	17,377,944
Sonic Healthcare Ltd.	1,443,399	34,025,159
South32 Ltd.	14,529,829	41,072,200
Stockland	7,531,920	22,327,438
Suncorp Group Ltd.	3,984,748	33,177,124
Telstra Corp. Ltd.	12,759,642	37,018,454
Transurban Group	9,718,618	96,926,665
Treasury Wine Estates Ltd.	2,282,377	21,141,880
Vicinity Ltd.	12,229,677	17,096,716
Washington H Soul Pattinson & Co. Ltd.	682,728	14,291,854
Wesfarmers Ltd.	3,585,729	124,042,553
Westpac Banking Corp.	11,065,613	165,643,102
WiseTech Global Ltd.	463,105	21,212,849
Woodside Energy Group Ltd.	6,001,161	136,168,282
Woolworths Group Ltd.	3,838,182	99,012,871
Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	427,125	$26,663,589
		3,652,295,840
Austria — 0.2%
Erste Group Bank AG	1,086,736	39,512,858
OMV AG	465,659	22,036,251
Verbund AG	214,651	19,116,941
voestalpine AG(b)	365,478	12,671,751
		93,337,801
Belgium — 1.0%
Ageas SA/NV	509,770	22,713,088
Anheuser-Busch InBev SA/NV	2,745,270	178,495,872
Argenx SE(a)	174,856	67,450,370
D’ieteren Group	78,600	14,799,504
Elia Group SA/NV	104,312	14,303,262
Groupe Bruxelles Lambert NV	314,087	28,189,748
KBC Group NV	788,486	56,367,600
Sofina SA	48,695	11,180,016
Solvay SA	234,242	28,113,403
UCB SA	399,442	37,131,169
Umicore SA	660,218	21,671,995
Warehouses De Pauw CVA	516,568	15,446,250
		495,862,277
Denmark — 3.1%
AP Moller - Maersk A/S, Class A	9,785	17,487,679
AP Moller - Maersk A/S, Class B, NVS	15,878	28,700,304
Carlsberg AS, Class B	307,739	50,929,795
Chr Hansen Holding A/S	334,069	26,000,402
Coloplast A/S, Class B	375,478	54,099,174
Danske Bank A/S(a)	2,174,293	45,953,213
Demant A/S(a)	291,949	12,511,758
DSV A/S	591,662	111,352,141
Genmab A/S(a)	208,241	85,579,660
Novo Nordisk A/S, Class B	5,232,146	870,390,246
Novozymes A/S, Class B	646,644	33,666,020
Orsted AS(c)	596,326	53,520,304
Pandora A/S	286,369	26,506,834
Rockwool A/S, Class B	28,606	6,928,444
Tryg A/S	1,137,999	26,894,301
Vestas Wind Systems A/S(a)	3,191,772	88,318,204
		1,538,838,479
Finland — 1.0%
Elisa OYJ	449,524	27,916,022
Fortum OYJ	1,417,940	21,178,325
Kesko OYJ, Class B	860,991	17,949,805
Kone OYJ, Class B	1,073,372	61,236,670
Metso Outotec OYJ	2,094,587	23,125,755
Neste OYJ	1,337,136	64,803,522
Nokia OYJ	17,103,344	72,366,834
Orion OYJ, Class B	338,749	15,912,089
Sampo OYJ, Class A	1,516,307	76,899,439
Stora Enso OYJ, Class R	1,742,495	22,106,765
UPM-Kymmene OYJ	1,686,917	53,796,453
Wartsila OYJ Abp	1,499,612	17,391,198
		474,682,877
France — 12.4%
Accor SA(a)	538,017	19,087,283
Aeroports de Paris(a)	94,000	14,937,160
Air Liquide SA	1,654,248	297,583,148
Airbus SE	1,868,392	261,639,678

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Alstom SA	1,012,089	$25,438,419
Amundi SA(c)	193,528	12,678,958
ArcelorMittal SA	1,661,781	47,210,595
Arkema SA	189,828	18,782,153
AXA SA	5,945,021	194,046,575
BioMerieux	132,752	13,899,845
BNP Paribas SA	3,511,090	226,863,514
Bollore SE	2,790,155	18,848,512
Bouygues SA	718,122	26,297,081
Bureau Veritas SA	930,559	26,832,763
Capgemini SE	516,727	94,228,958
Carrefour SA	1,884,255	39,193,649
Cie. de Saint-Gobain	1,548,588	89,655,043
Cie. Generale des Etablissements Michelin SCA	2,144,855	68,308,462
Covivio	150,218	8,541,234
Credit Agricole SA	3,846,509	47,017,911
Danone SA	2,029,241	134,302,582
Dassault Aviation SA	78,816	15,402,045
Dassault Systemes SE	2,106,632	85,520,053
Edenred	789,048	51,267,321
Eiffage SA	262,858	31,286,364
Engie SA	5,772,695	92,387,870
EssilorLuxottica SA	919,160	181,975,326
Eurazeo SE	137,024	9,784,041
Eurofins Scientific SE	425,356	29,711,039
Euronext NV(c)	270,763	21,533,578
Gecina SA	145,426	16,189,204
Getlink SE	1,389,649	25,971,483
Hermes International	100,098	217,320,310
Ipsen SA	119,653	14,509,741
Kering SA	236,657	151,547,262
Klepierre SA	680,817	17,245,176
La Francaise des Jeux SAEM(c)	331,418	14,165,414
Legrand SA	843,300	79,821,663
L’Oreal SA	763,370	364,827,491
LVMH Moet Hennessy Louis Vuitton SE	874,823	841,475,751
Orange SA	6,305,502	82,071,876
Pernod Ricard SA	652,212	150,627,761
Publicis Groupe SA	720,849	58,934,499
Remy Cointreau SA	73,793	12,768,258
Renault SA(a)	606,964	22,544,438
Safran SA	1,080,269	168,003,150
Sanofi	3,605,407	388,548,540
Sartorius Stedim Biotech	87,161	23,350,315
Schneider Electric SE	1,714,739	299,036,437
SEB SA	78,499	9,000,849
Societe Generale SA	2,547,447	61,873,062
Sodexo SA	279,329	29,935,136
Teleperformance	186,985	37,369,988
Thales SA	337,334	51,478,305
TotalEnergies SE	7,864,089	502,514,588
Unibail-Rodamco-Westfield, New(a)	372,193	19,959,225
Valeo	652,506	12,741,262
Veolia Environnement SA	2,103,506	66,607,430
Vinci SA	1,700,991	210,397,641
Vivendi SE	2,277,406	25,016,055
Wendel SE	84,041	9,427,655
Worldline SA/France(a)(c)	756,997	32,931,421
		6,222,472,546
Security	Shares	Value

Germany — 8.0%
adidas AG	512,015	$90,168,924
Allianz SE, Registered	1,274,708	320,088,047
Aroundtown SA(b)	3,163,689	4,310,188
BASF SE	2,902,930	150,151,543
Bayer AG, Registered	3,105,035	204,920,770
Bayerische Motoren Werke AG	1,046,461	117,291,943
Bechtle AG	257,062	11,955,743
Beiersdorf AG	318,587	44,484,097
Brenntag SE	487,805	39,758,366
Carl Zeiss Meditec AG, Bearer	126,892	17,067,267
Commerzbank AG(a)	3,358,685	37,325,429
Continental AG	347,335	24,371,510
Covestro AG(a)(c)	609,578	26,742,457
Daimler Truck Holding AG(a)	1,430,555	47,269,770
Delivery Hero SE(a)(b)(c)	543,128	21,709,471
Deutsche Bank AG, Registered	6,532,213	71,806,528
Deutsche Boerse AG	600,511	114,522,687
Deutsche Lufthansa AG, Registered(a)	1,890,544	20,323,204
Deutsche Post AG, Registered	3,132,921	150,692,177
Deutsche Telekom AG, Registered	10,244,083	247,003,031
E.ON SE	7,095,897	93,862,717
Evonik Industries AG	663,878	14,490,122
Fresenius Medical Care AG & Co. KGaA	648,455	31,465,603
Fresenius SE & Co. KGaA	1,333,833	38,646,436
GEA Group AG	478,569	22,508,469
Hannover Rueck SE	190,252	40,649,054
HeidelbergCement AG	457,713	34,667,906
HelloFresh SE(a)	519,145	13,940,154
Henkel AG & Co. KGaA	328,148	24,267,936
Infineon Technologies AG	4,127,475	150,309,315
Knorr-Bremse AG	229,628	16,095,016
LEG Immobilien SE	233,219	14,516,308
Mercedes-Benz Group AG	2,535,984	197,771,266
Merck KGaA	408,481	73,268,745
MTU Aero Engines AG	168,600	44,269,212
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	442,795	166,414,508
Nemetschek SE	182,884	14,294,822
Puma SE	332,235	19,468,329
Rational AG	16,165	11,707,816
Rheinmetall AG	137,671	40,322,839
RWE AG	2,030,389	95,197,303
SAP SE	3,300,374	446,593,840
Scout24 SE(c)	253,625	15,807,712
Siemens AG, Registered	2,417,848	398,539,462
Siemens Healthineers AG(c)	891,285	55,549,908
Symrise AG	419,673	50,705,942
Telefonica Deutschland Holding AG	3,286,145	11,103,793
United Internet AG, Registered	306,609	5,264,273
Volkswagen AG	93,194	15,646,593
Vonovia SE	2,263,817	49,098,848
Zalando SE(a)(c)	706,645	29,063,925
		3,997,471,324
Hong Kong — 2.7%
AIA Group Ltd.	37,370,400	406,854,213
BOC Hong Kong Holdings Ltd.	11,678,500	36,865,778
Budweiser Brewing Co. APAC Ltd.(b)(c)	5,435,700	15,704,874
CK Asset Holdings Ltd.	6,284,684	37,162,101
CK Hutchison Holdings Ltd.	8,468,684	56,616,772
CK Infrastructure Holdings Ltd.	1,978,292	11,263,176

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	5,190,500	$38,647,020
ESR Group Ltd.(c)	6,304,000	9,854,063
Futu Holdings Ltd., ADR(a)(b)	189,469	8,387,793
Galaxy Entertainment Group Ltd.(a)	6,882,000	48,981,195
Hang Lung Properties Ltd.	6,409,000	11,715,180
Hang Seng Bank Ltd.	2,410,600	35,731,949
Henderson Land Development Co. Ltd.	4,580,764	16,310,840
HKT Trust & HKT Ltd., Class SS	11,946,440	15,700,867
Hong Kong & China Gas Co. Ltd.	35,324,513	31,365,719
Hong Kong Exchanges & Clearing Ltd.	3,791,200	157,398,870
Hongkong Land Holdings Ltd.(b)	3,518,100	15,657,075
Jardine Matheson Holdings Ltd.	503,800	24,354,577
Link REIT	7,995,029	52,294,574
MTR Corp. Ltd.	4,896,500	24,465,464
New World Development Co. Ltd.	4,779,033	12,745,090
Power Assets Holdings Ltd.	4,384,500	25,054,339
Sands China Ltd.(a)	7,660,800	27,436,525
Sino Land Co. Ltd.	10,948,000	14,753,209
SITC International Holdings Co. Ltd.	4,221,000	7,807,509
Sun Hung Kai Properties Ltd.	4,582,500	63,803,435
Swire Pacific Ltd., Class A	1,557,000	12,359,662
Swire Properties Ltd.	3,710,255	9,972,174
Techtronic Industries Co. Ltd.	4,348,533	47,044,549
WH Group Ltd.(c)	26,358,000	14,674,512
Wharf Real Estate Investment Co. Ltd.	5,272,912	30,407,377
Xinyi Glass Holdings Ltd.	5,814,000	10,636,944
		1,332,027,425
Ireland — 0.8%
AIB Group PLC	3,379,840	14,535,260
Bank of Ireland Group PLC	3,373,992	34,896,915
CRH PLC	2,381,087	114,896,936
Flutter Entertainment PLC, Class DI(a)	528,209	105,545,445
Kerry Group PLC, Class A	501,214	52,790,164
Kingspan Group PLC	488,151	33,828,738
Smurfit Kappa Group PLC	779,954	28,896,623
		385,390,081
Israel — 0.6%
Azrieli Group Ltd.	132,776	7,742,987
Bank Hapoalim BM	4,021,211	34,641,082
Bank Leumi Le-Israel BM	4,860,073	38,524,250
Bezeq The Israeli Telecommunication Corp. Ltd.	6,491,003	8,837,023
Check Point Software Technologies Ltd.(a)	319,734	40,721,322
CyberArk Software Ltd.(a)	128,856	16,055,458
Elbit Systems Ltd.	83,948	15,540,426
First International Bank Of Israel Ltd. (The)	173,528	6,304,971
ICL Group Ltd.	2,216,545	13,766,570
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,902,974	19,397,168
Mizrahi Tefahot Bank Ltd.	486,808	15,964,022
Nice Ltd.(a)	200,453	41,088,783
Teva Pharmaceutical Industries Ltd., ADR(a)	3,512,473	30,663,889
Tower Semiconductor Ltd.(a)	343,052	15,125,791
Wix.com Ltd.(a)	180,170	15,716,229
		320,089,973
Italy — 2.3%
Amplifon SpA	393,008	14,427,284
Assicurazioni Generali SpA	3,510,726	73,121,811
DiaSorin SpA	79,426	8,626,673
Enel SpA	25,706,128	175,627,209
Security	Shares	Value

Italy (continued)
Eni SpA	7,901,595	$119,372,696
Ferrari NV	398,393	111,011,552
FinecoBank Banca Fineco SpA	1,925,030	29,179,001
Infrastrutture Wireless Italiane SpA(c)	1,061,116	14,727,779
Intesa Sanpaolo SpA	51,013,374	134,134,117
Mediobanca Banca di Credito Finanziario SpA	1,887,413	20,269,270
Moncler SpA	648,748	48,124,884
Nexi SpA(a)(c)	1,866,361	15,475,473
Poste Italiane SpA(c)	1,644,047	17,109,503
Prysmian SpA	805,528	32,966,741
Recordati Industria Chimica e Farmaceutica SpA	331,060	15,239,495
Snam SpA	6,373,367	35,421,110
Stellantis NV	7,109,296	117,918,846
Telecom Italia SpA/Milano(a)(b)	31,397,612	9,234,435
Tenaris SA	1,488,564	21,294,309
Terna - Rete Elettrica Nazionale	4,435,271	38,390,557
UniCredit SpA	6,071,826	120,316,134
		1,171,988,879
Japan — 21.0%
Advantest Corp.	594,600	46,338,289
Aeon Co. Ltd.	2,063,300	42,054,179
AGC Inc.	611,000	22,781,050
Aisin Corp.	461,900	13,557,438
Ajinomoto Co. Inc.	1,438,500	51,734,716
ANA Holdings Inc.(a)	504,400	11,002,498
Asahi Group Holdings Ltd.	1,438,100	55,559,661
Asahi Intecc Co. Ltd.	681,700	12,336,205
Asahi Kasei Corp.	3,955,600	27,939,027
Astellas Pharma Inc.	5,802,350	87,409,841
Azbil Corp.	363,300	10,160,319
Bandai Namco Holdings Inc.	1,894,500	43,034,348
BayCurrent Consulting Inc.	415,400	14,439,298
Bridgestone Corp.	1,804,600	72,469,740
Brother Industries Ltd.	741,100	11,639,151
Canon Inc.	3,152,600	75,086,560
Capcom Co. Ltd.	549,000	20,630,102
Central Japan Railway Co.	454,500	56,266,493
Chiba Bank Ltd. (The)	1,670,600	10,909,062
Chubu Electric Power Co. Inc.	2,036,400	22,710,657
Chugai Pharmaceutical Co. Ltd.	2,116,700	54,622,793
Concordia Financial Group Ltd.	3,431,000	13,018,445
CyberAgent Inc.	1,340,500	11,698,003
Dai Nippon Printing Co. Ltd.	696,900	20,033,158
Daifuku Co. Ltd.	960,400	17,695,154
Dai-ichi Life Holdings Inc.	3,087,852	57,436,415
Daiichi Sankyo Co. Ltd.	5,538,385	190,047,493
Daikin Industries Ltd.	787,400	143,016,305
Daito Trust Construction Co. Ltd.	196,000	18,576,426
Daiwa House Industry Co. Ltd.	1,895,300	48,308,310
Daiwa House REIT Investment Corp.	6,966	14,821,337
Daiwa Securities Group Inc.	4,204,200	19,527,217
Denso Corp.	1,367,400	82,541,167
Dentsu Group Inc.	677,800	24,424,399
Disco Corp.	273,900	31,184,934
East Japan Railway Co.	955,600	54,680,962
Eisai Co. Ltd.	794,500	45,845,273
ENEOS Holdings Inc.	9,671,550	34,406,772
FANUC Corp.	3,031,200	102,367,242
Fast Retailing Co. Ltd.	553,200	130,998,666
Fuji Electric Co. Ltd.	401,100	16,190,595

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FUJIFILM Holdings Corp.	1,136,600	$59,239,531
Fujitsu Ltd.	621,500	82,831,792
GLP J-Reit	14,077	16,084,027
GMO Payment Gateway Inc.	131,800	10,308,314
Hakuhodo DY Holdings Inc.	732,220	8,627,992
Hamamatsu Photonics KK	442,700	23,469,231
Hankyu Hanshin Holdings Inc.	723,300	22,582,356
Hikari Tsushin Inc.	63,500	8,664,261
Hirose Electric Co. Ltd.	93,448	12,611,634
Hitachi Construction Machinery Co. Ltd.	338,500	8,341,276
Hitachi Ltd.	3,061,300	169,334,629
Honda Motor Co. Ltd.	5,152,700	136,665,174
Hoshizaki Corp.	343,400	12,094,951
Hoya Corp.	1,128,200	118,297,388
Hulic Co. Ltd.	1,206,800	10,390,611
Ibiden Co. Ltd.	354,200	13,936,428
Idemitsu Kosan Co. Ltd.	658,183	14,014,717
Iida Group Holdings Co. Ltd.	458,780	8,156,782
Inpex Corp.	3,277,643	35,867,397
Isuzu Motors Ltd.	1,837,600	21,700,248
ITOCHU Corp.	3,756,900	124,634,631
Itochu Techno-Solutions Corp.	300,300	7,776,441
Japan Airlines Co. Ltd.	451,700	8,616,897
Japan Exchange Group Inc.	1,582,600	25,697,912
Japan Metropolitan Fund Invest	21,949	16,071,396
Japan Post Bank Co. Ltd.	4,651,800	37,147,258
Japan Post Holdings Co. Ltd.	7,494,000	61,690,044
Japan Post Insurance Co. Ltd.	629,800	10,227,371
Japan Real Estate Investment Corp.	3,920	15,532,603
Japan Tobacco Inc.	3,786,200	81,467,173
JFE Holdings Inc.	1,549,175	18,327,199
JSR Corp.	562,200	13,044,971
Kajima Corp.	1,332,900	17,634,984
Kansai Electric Power Co. Inc. (The)	2,225,200	24,020,380
Kao Corp.	1,491,400	60,265,186
KDDI Corp.	5,094,500	159,040,768
Keio Corp.	324,500	12,051,907
Keisei Electric Railway Co. Ltd.	405,400	14,306,122
Keyence Corp.	614,992	277,334,378
Kikkoman Corp.	458,300	27,146,802
Kintetsu Group Holdings Co. Ltd.	542,300	18,306,563
Kirin Holdings Co. Ltd.	2,592,500	42,115,978
Kobayashi Pharmaceutical Co. Ltd.	169,100	10,552,182
Kobe Bussan Co. Ltd.	472,700	13,220,665
Koei Tecmo Holdings Co. Ltd.	369,300	6,791,341
Koito Manufacturing Co. Ltd.	655,300	12,675,767
Komatsu Ltd.	2,922,800	72,689,645
Konami Group Corp.	292,700	14,402,002
Kose Corp.	104,200	12,159,639
Kubota Corp.	3,202,500	48,527,452
Kurita Water Industries Ltd.	328,800	13,779,630
Kyocera Corp.	1,011,600	53,096,381
Kyowa Kirin Co. Ltd.	853,700	18,996,002
Lasertec Corp.	237,700	32,338,138
Lixil Corp.	927,280	14,596,340
M3 Inc.	1,390,800	34,138,537
Makita Corp.	704,800	19,882,895
Marubeni Corp.	4,887,500	69,369,211
MatsukiyoCocokara & Co.	359,700	19,261,872
Mazda Motor Corp.	1,792,100	16,217,580
Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.(b)	277,700	$11,569,048
MEIJI Holdings Co. Ltd.	701,408	16,924,772
MINEBEA MITSUMI Inc.	1,144,100	21,187,158
MISUMI Group Inc.	897,700	22,646,450
Mitsubishi Chemical Group Corp.	4,035,100	23,672,479
Mitsubishi Corp.	3,964,500	146,987,225
Mitsubishi Electric Corp.	6,097,300	75,599,698
Mitsubishi Estate Co. Ltd.	3,557,700	43,846,166
Mitsubishi HC Capital Inc.	2,071,500	10,752,607
Mitsubishi Heavy Industries Ltd.	1,013,000	38,413,195
Mitsubishi UFJ Financial Group Inc.	37,780,980	236,491,288
Mitsui & Co. Ltd.	4,529,800	141,414,504
Mitsui Chemicals Inc.	582,500	14,737,834
Mitsui Fudosan Co. Ltd.	2,855,900	56,723,907
Mitsui OSK Lines Ltd.	1,085,100	26,900,288
Mizuho Financial Group Inc.	7,624,216	110,519,328
MonotaRO Co. Ltd.	792,300	11,986,623
MS&AD Insurance Group Holdings Inc.	1,396,288	45,829,386
Murata Manufacturing Co. Ltd.	1,815,600	103,010,197
NEC Corp.	811,000	31,187,250
Nexon Co. Ltd.	1,544,500	34,890,797
NGK Insulators Ltd.	744,900	9,349,855
Nidec Corp.	1,413,500	69,942,891
Nihon M&A Center Holdings Inc.	952,400	7,279,997
Nintendo Co. Ltd.	3,482,900	147,247,849
Nippon Building Fund Inc.	4,839	20,290,973
Nippon Express Holdings Inc.	241,900	14,195,159
Nippon Paint Holdings Co. Ltd.	2,614,800	23,591,349
Nippon Prologis REIT Inc.	6,752	15,381,540
Nippon Sanso Holdings Corp.	544,800	9,829,650
Nippon Shinyaku Co. Ltd.	155,200	7,097,093
Nippon Steel Corp.	2,545,835	54,372,439
Nippon Telegraph & Telephone Corp.	3,777,700	115,272,652
Nippon Yusen KK	1,527,400	36,106,040
Nissan Chemical Corp.	400,800	17,812,371
Nissan Motor Co. Ltd.	7,305,100	26,637,569
Nisshin Seifun Group Inc.	625,497	7,581,929
Nissin Foods Holdings Co. Ltd.	195,200	18,819,621
Nitori Holdings Co. Ltd.	253,200	32,241,428
Nitto Denko Corp.	448,400	28,988,260
Nomura Holdings Inc.	9,198,000	32,973,913
Nomura Real Estate Holdings Inc.	371,900	9,267,382
Nomura Real Estate Master Fund Inc.	13,310	15,574,108
Nomura Research Institute Ltd.	1,253,771	31,544,311
NTT Data Corp.	1,991,255	27,047,502
Obayashi Corp.	2,052,400	17,110,385
Obic Co. Ltd.	219,700	33,850,308
Odakyu Electric Railway Co. Ltd.	926,300	12,938,851
Oji Holdings Corp.	2,534,500	9,959,819
Olympus Corp.	3,861,000	67,592,269
Omron Corp.	585,000	34,315,581
Ono Pharmaceutical Co. Ltd.	1,141,500	22,984,209
Open House Group Co. Ltd.	256,100	10,237,016
Oracle Corp. Japan	120,200	8,626,608
Oriental Land Co. Ltd./Japan	3,161,100	111,868,729
ORIX Corp.	3,778,000	64,273,306
Osaka Gas Co. Ltd.	1,177,100	19,470,641
Otsuka Corp.	358,800	13,059,974
Otsuka Holdings Co. Ltd.	1,230,700	41,869,344
Pan Pacific International Holdings Corp.	1,201,100	22,444,874

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	6,960,768	$65,561,927
Persol Holdings Co. Ltd.	561,100	11,569,553
Rakuten Group Inc.	2,758,100	13,757,265
Recruit Holdings Co. Ltd.	4,556,200	127,817,743
Renesas Electronics Corp.(a)	3,703,400	48,264,372
Resona Holdings Inc.	6,810,300	33,942,265
Ricoh Co. Ltd.	1,798,100	14,887,775
Rohm Co. Ltd.	275,900	20,771,998
SBI Holdings Inc.	774,180	15,120,323
SCSK Corp.	487,300	7,357,162
Secom Co. Ltd.	663,600	42,492,958
Seiko Epson Corp.	884,200	13,522,722
Sekisui Chemical Co. Ltd.	1,161,100	16,525,296
Sekisui House Ltd.	1,944,300	39,972,167
Seven & i Holdings Co. Ltd.	2,381,380	107,918,048
SG Holdings Co. Ltd.	910,800	13,106,241
Sharp Corp./Japan(a)(b)	758,400	5,405,118
Shimadzu Corp.	745,300	23,310,568
Shimano Inc.	230,100	35,585,517
Shimizu Corp.	1,744,500	10,653,672
Shin-Etsu Chemical Co. Ltd.	5,886,000	167,961,814
Shionogi & Co. Ltd.	835,300	37,391,815
Shiseido Co. Ltd.	1,260,600	63,188,563
Shizuoka Financial Group Inc., NVS	1,418,200	10,689,891
SMC Corp.	181,000	90,272,813
SoftBank Corp.	9,062,500	102,032,963
SoftBank Group Corp.	3,811,900	142,955,450
Sompo Holdings Inc.	986,250	41,155,810
Sony Group Corp.	3,985,800	360,610,074
Square Enix Holdings Co. Ltd.	269,500	13,261,856
Subaru Corp.	1,944,800	31,742,663
SUMCO Corp.	1,099,300	15,139,177
Sumitomo Chemical Co. Ltd.	4,677,600	15,806,637
Sumitomo Corp.	3,550,000	63,626,135
Sumitomo Electric Industries Ltd.	2,254,500	28,772,507
Sumitomo Metal Mining Co. Ltd.	779,100	28,755,565
Sumitomo Mitsui Financial Group Inc.	4,127,600	168,709,961
Sumitomo Mitsui Trust Holdings Inc.	1,060,360	38,223,534
Sumitomo Realty & Development Co. Ltd.	976,400	22,798,191
Suntory Beverage & Food Ltd.	438,600	16,511,261
Suzuki Motor Corp.	1,164,200	40,593,845
Sysmex Corp.	528,700	34,007,667
T&D Holdings Inc.	1,670,700	20,459,977
Taisei Corp.	568,700	19,342,000
Takeda Pharmaceutical Co. Ltd.	4,750,910	157,536,066
TDK Corp.	1,228,700	42,241,352
Terumo Corp.	2,040,500	61,104,365
TIS Inc.	709,800	19,490,904
Tobu Railway Co. Ltd.	596,800	15,233,793
Toho Co. Ltd./Tokyo	351,200	13,951,957
Tokio Marine Holdings Inc.	5,802,800	116,677,003
Tokyo Electric Power Co. Holdings Inc.(a)	4,825,200	17,300,335
Tokyo Electron Ltd.	1,416,100	162,151,218
Tokyo Gas Co. Ltd.	1,234,900	25,294,488
Tokyu Corp.	1,678,700	23,696,574
Toppan Inc.	827,500	17,591,616
Toray Industries Inc.	4,383,000	24,839,771
Toshiba Corp.	1,230,000	39,630,323
Tosoh Corp.	822,000	10,982,156
TOTO Ltd.	446,700	15,277,907
Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	462,100	$26,856,275
Toyota Motor Corp.	33,517,220	460,192,228
Toyota Tsusho Corp.	670,300	27,862,549
Trend Micro Inc./Japan	421,500	20,595,951
Unicharm Corp.	1,275,400	51,487,784
USS Co. Ltd.	682,180	11,463,339
Welcia Holdings Co. Ltd.	295,100	6,178,524
West Japan Railway Co.	692,100	29,996,827
Yakult Honsha Co. Ltd.	405,100	30,469,169
Yamaha Corp.	444,000	17,497,866
Yamaha Motor Co. Ltd.	938,200	24,328,687
Yamato Holdings Co. Ltd.	911,200	15,652,216
Yaskawa Electric Corp.	756,500	30,808,940
Yokogawa Electric Corp.	716,600	11,638,149
Z Holdings Corp.	8,422,122	23,070,223
ZOZO Inc.	390,300	8,213,608
		10,483,073,699
Netherlands — 4.2%
ABN AMRO Bank NV, CVA(c)	1,321,252	21,176,045
Adyen NV(a)(c)	68,545	110,141,675
Aegon NV	5,642,332	25,744,410
AerCap Holdings NV(a)	525,489	29,616,560
Akzo Nobel NV	573,992	47,617,374
ASM International NV	147,918	53,701,545
ASML Holding NV	1,274,148	808,590,095
Davide Campari-Milano NV	1,649,166	21,253,575
EXOR NV, NVS(a)	342,444	28,182,831
Heineken Holding NV	364,555	34,990,415
Heineken NV	819,227	94,067,887
IMCD NV	179,742	27,058,232
ING Groep NV(a)	11,778,037	146,074,599
JDE Peet’s NV	316,489	9,625,207
Just Eat Takeaway.com NV(a)(c)	580,192	10,174,252
Koninklijke Ahold Delhaize NV	3,305,103	113,644,800
Koninklijke KPN NV	10,423,172	38,012,109
Koninklijke Philips NV	2,810,756	59,340,704
NN Group NV	881,803	32,882,754
OCI NV	330,031	8,696,426
Prosus NV	2,533,295	189,575,450
QIAGEN NV(a)	720,049	32,201,128
Randstad NV	377,864	20,531,530
Universal Music Group NV	2,286,696	49,958,407
Wolters Kluwer NV	813,902	107,836,881
		2,120,694,891
New Zealand — 0.2%
Auckland International Airport Ltd.(a)	3,958,109	21,672,049
EBOS Group Ltd.	513,221	14,084,330
Fisher & Paykel Healthcare Corp. Ltd.	1,824,689	31,298,711
Mercury NZ Ltd.	2,162,011	8,492,210
Meridian Energy Ltd.	4,066,314	13,771,337
Spark New Zealand Ltd.	5,894,546	19,099,218
		108,417,855
Norway — 0.6%
Adevinta ASA(a)	915,545	7,052,402
Aker BP ASA	997,289	23,841,004
DNB Bank ASA	2,940,037	51,715,479
Equinor ASA	3,010,903	86,686,944
Gjensidige Forsikring ASA	629,368	10,963,424
Kongsberg Gruppen ASA	280,691	12,607,452

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Mowi ASA	1,309,649	$24,987,166
Norsk Hydro ASA	4,252,523	31,294,574
Orkla ASA	2,377,466	17,088,704
Salmar ASA	205,528	9,131,299
Telenor ASA	2,213,750	27,623,486
Yara International ASA	521,932	21,017,589
		324,009,523
Portugal — 0.2%
EDP - Energias de Portugal SA	9,256,770	51,004,785
Galp Energia SGPS SA	1,580,127	19,093,767
Jeronimo Martins SGPS SA	892,675	22,526,842
		92,625,394
Singapore — 1.4%
CapitaLand Ascendas REIT	10,630,500	22,876,022
CapitaLand Ascott Trust	467,297	379,400
CapitaLand Integrated Commercial Trust	16,811,825	25,670,618
Capitaland Investment Ltd/Singapore	8,198,200	22,948,595
City Developments Ltd.	1,296,500	6,782,367
DBS Group Holdings Ltd.	5,724,800	141,459,540
Genting Singapore Ltd.	19,087,700	16,238,385
Grab Holdings Ltd., Class A(a)(b)	4,111,604	11,964,768
Jardine Cycle & Carriage Ltd.	308,900	7,867,294
Keppel Corp. Ltd.	4,583,200	21,281,563
Mapletree Logistics Trust	10,687,628	13,986,563
Mapletree Pan Asia Commercial Trust	7,419,200	9,827,834
Oversea-Chinese Banking Corp. Ltd.	10,702,098	101,251,303
Sea Ltd., ADR(a)(b)	1,142,068	86,991,319
Sembcorp Marine Ltd.(a)	146,733,484	13,684,752
Singapore Airlines Ltd.	4,247,800	18,683,043
Singapore Exchange Ltd.	2,654,800	19,105,597
Singapore Technologies Engineering Ltd.	4,925,500	13,408,803
Singapore Telecommunications Ltd.	26,082,285	49,982,814
United Overseas Bank Ltd.	3,729,900	79,215,439
UOL Group Ltd.	1,461,800	7,626,027
Venture Corp. Ltd.	876,600	11,199,229
Wilmar International Ltd.	6,055,600	17,886,518
		720,317,793
Spain — 2.6%
Acciona SA	77,681	14,393,423
ACS Actividades de Construccion y Servicios SA	685,209	23,559,122
Aena SME SA(a)(c)	236,637	39,853,668
Amadeus IT Group SA(a)	1,423,841	100,074,666
Banco Bilbao Vizcaya Argentaria SA	19,058,698	139,528,416
Banco Santander SA	53,080,141	186,474,612
CaixaBank SA	14,012,000	51,866,910
Cellnex Telecom SA(c)	1,783,237	75,081,404
Corp. ACCIONA Energias Renovables SA	205,979	7,396,112
EDP Renovaveis SA	794,900	17,668,787
Enagas SA	820,886	16,434,701
Endesa SA	999,517	22,421,880
Ferrovial SA	1,536,107	48,162,188
Grifols SA(a)(b)	940,303	9,679,112
Iberdrola SA	19,387,611	251,226,585
Industria de Diseno Textil SA	3,441,740	118,315,880
Naturgy Energy Group SA	457,683	14,250,551
Red Electrica Corp. SA	1,347,914	24,506,879
Repsol SA	4,341,968	63,782,209
Telefonica SA	16,427,818	74,618,254
		1,299,295,359
Security	Shares	Value

Sweden — 3.4%
Alfa Laval AB.	916,311	$33,616,999
Assa Abloy AB, Class B	3,168,237	75,486,416
Atlas Copco AB, Class A	8,489,525	122,793,526
Atlas Copco AB, Class B	4,937,988	63,338,592
Boliden AB	864,058	30,878,733
Electrolux AB, Class B	693,216	10,457,227
Embracer Group AB(a)(b)	2,074,082	10,828,066
Epiroc AB, Class A	2,084,408	41,757,091
Epiroc AB, Class B	1,233,723	21,242,408
EQT AB.	1,122,905	24,185,298
Essity AB, Class B	1,924,798	58,331,516
Evolution AB(c)	577,895	77,211,645
Fastighets AB Balder, Class B(a)	1,998,920	9,306,602
Getinge AB, Class B	721,748	18,318,589
H & M Hennes & Mauritz AB, Class B	2,308,289	33,841,316
Hexagon AB, Class B	6,151,830	70,436,644
Holmen AB, Class B	296,075	11,200,456
Husqvarna AB, Class B	1,325,619	11,441,721
Industrivarden AB, Class A	413,524	11,832,222
Industrivarden AB, Class C	485,864	13,874,590
Indutrade AB	865,227	20,775,745
Investment AB Latour, Class B	466,102	10,091,895
Investor AB, Class A	1,578,123	34,604,816
Investor AB, Class B	5,758,384	123,708,125
Kinnevik AB, Class B(a)	765,033	12,567,930
L E Lundbergforetagen AB, Class B	240,354	11,532,452
Lifco AB, Class B	733,625	16,729,947
Nibe Industrier AB, Class B	4,781,639	53,539,405
Nordea Bank Abp	10,456,208	116,160,798
Sagax AB, Class B	602,880	14,787,899
Sandvik AB	3,369,905	68,644,331
Securitas AB, Class B	1,548,412	13,878,864
Skandinaviska Enskilda Banken AB, Class A	5,107,276	58,073,693
Skanska AB, Class B	1,074,547	17,575,784
SKF AB, Class B	1,211,271	21,938,132
Svenska Cellulosa AB SCA, Class B	1,913,114	26,247,376
Svenska Handelsbanken AB, Class A	4,609,976	40,751,198
Swedbank AB, Class A	2,854,739	49,605,172
Swedish Orphan Biovitrum AB(a)	539,772	13,135,613
Tele2 AB, Class B	1,793,714	19,060,290
Telefonaktiebolaget LM Ericsson, Class B	9,225,041	50,790,237
Telia Co. AB.	8,402,029	23,392,677
Volvo AB, Class A	636,442	13,477,395
Volvo AB, Class B	4,769,453	98,063,295
Volvo Car AB, Class B(a)(b)	1,875,479	7,741,478
		1,687,254,204
Switzerland — 10.6%
ABB Ltd., Registered	4,959,275	178,898,973
Adecco Group AG, Registered	506,108	17,408,370
Alcon Inc.	1,579,345	115,002,083
Bachem Holding AG, Class A	104,436	11,408,586
Baloise Holding AG, Registered	144,125	24,125,540
Banque Cantonale Vaudoise, Registered	95,202	10,017,574
Barry Callebaut AG, Registered	11,276	24,075,268
BKW AG	66,752	11,431,059
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,346	41,313,470
Chocoladefabriken Lindt & Spruengli AG, Registered	342	42,155,552
Cie. Financiere Richemont SA, Class A, Registered	1,649,826	272,717,539
Clariant AG, Registered	677,098	11,294,134

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG, Class DI	637,754	$19,468,516
Credit Suisse Group AG, Registered(a)(b)	11,287,876	10,157,346
DSM-Firmenich AG(a)	552,426	72,291,404
EMS-Chemie Holding AG, Registered	22,080	18,134,334
Geberit AG, Registered	113,384	64,579,206
Givaudan SA, Registered	29,136	101,916,774
Holcim AG	1,752,027	115,761,194
Julius Baer Group Ltd.	687,771	49,283,044
Kuehne + Nagel International AG, Registered	171,294	50,746,859
Logitech International SA, Registered	547,118	32,376,898
Lonza Group AG, Registered	235,365	146,783,046
Nestle SA, Registered	8,691,610	1,115,042,830
Novartis AG, Registered	6,837,450	699,429,224
Partners Group Holding AG	71,729	69,629,692
Roche Holding AG, Bearer	84,366	28,549,577
Roche Holding AG, NVS	2,220,509	695,330,509
Schindler Holding AG, Participation Certificates, NVS	128,352	28,683,032
Schindler Holding AG, Registered	74,201	15,851,024
SGS SA	503,385	45,553,990
Siemens Energy AG(a)	1,642,086	40,303,515
SIG Group AG	964,027	25,802,797
Sika AG, Registered	461,597	127,503,667
Sonova Holding AG, Registered	164,305	52,105,407
STMicroelectronics NV	2,154,477	92,162,242
Straumann Holding AG	352,780	53,075,949
Swatch Group AG (The), Bearer	91,298	31,320,908
Swatch Group AG (The), Registered	164,289	10,364,641
Swiss Life Holding AG, Registered	98,379	64,935,710
Swiss Prime Site AG, Registered	241,967	21,902,760
Swiss Re AG	951,668	95,836,690
Swisscom AG, Registered	81,862	56,202,389
Temenos AG, Registered	200,724	16,907,710
UBS Group AG, Registered	10,582,917	215,389,515
VAT Group AG(c)	85,339	30,106,698
Zurich Insurance Group AG	475,542	230,615,137
		5,303,952,382
United Kingdom — 15.1%
3i Group PLC	3,068,096	68,262,183
abrdn PLC	6,375,430	17,084,421
Admiral Group PLC	571,789	16,618,545
Anglo American PLC	4,016,153	123,754,404
Antofagasta PLC	1,246,354	22,924,186
Ashtead Group PLC	1,385,475	79,881,112
Associated British Foods PLC	1,121,578	27,634,084
AstraZeneca PLC	4,897,380	720,712,809
Auto Trader Group PLC(c)	2,939,014	23,503,210
Aviva PLC	8,828,322	47,004,996
BAE Systems PLC	9,763,128	124,382,064
Barclays PLC	50,372,588	101,471,103
Barratt Developments PLC	3,194,122	20,095,536
Berkeley Group Holdings PLC	347,623	19,453,742
BP PLC	57,356,035	384,801,320
British American Tobacco PLC	6,721,394	248,327,246
British Land Co. PLC (The)	2,776,126	13,986,790
BT Group PLC	21,969,953	43,880,405
Bunzl PLC	1,067,065	42,476,743
Burberry Group PLC	1,237,879	40,406,826
CNH Industrial NV	3,228,680	45,433,456
Coca-Cola Europacific Partners PLC	648,112	41,783,781
Compass Group PLC	5,566,602	146,852,312
Security	Shares	Value

United Kingdom (continued)
Croda International PLC	440,573	$38,708,488
DCC PLC	311,180	19,360,665
Diageo PLC	7,185,333	327,766,782
Entain PLC	1,861,109	33,911,755
Experian PLC	2,911,587	103,084,380
Glencore PLC	32,554,442	192,156,973
GSK PLC	12,855,328	231,822,275
Haleon PLC	16,052,663	70,578,716
Halma PLC	1,199,901	34,897,186
Hargreaves Lansdown PLC	1,122,416	11,363,620
Hikma Pharmaceuticals PLC	522,893	12,110,602
HSBC Holdings PLC	63,111,429	454,865,919
Imperial Brands PLC	2,829,792	70,048,906
Informa PLC	4,504,269	40,948,649
InterContinental Hotels Group PLC	554,144	38,101,110
Intertek Group PLC	509,222	26,639,550
J Sainsbury PLC	5,543,931	19,265,189
JD Sports Fashion PLC	8,130,000	16,500,374
Johnson Matthey PLC	574,561	14,193,772
Kingfisher PLC	6,290,830	20,389,186
Land Securities Group PLC	2,220,512	18,842,886
Legal & General Group PLC	18,845,517	55,604,108
Lloyds Banking Group PLC	212,639,182	129,182,693
London Stock Exchange Group PLC	1,194,636	125,428,740
M&G PLC	7,014,039	18,128,036
Melrose Industries PLC	34	175
Mondi PLC	1,530,612	24,390,808
National Grid PLC	11,568,541	165,868,874
NatWest Group PLC, NVS	16,768,705	55,237,744
Next PLC	407,028	34,535,010
NMC Health PLC, NVS(d)	473,933	6
Ocado Group PLC(a)	1,826,325	11,623,375
Pearson PLC	2,094,607	23,304,141
Persimmon PLC	1,009,246	16,702,717
Phoenix Group Holdings PLC	2,370,987	17,665,163
Prudential PLC	8,689,444	132,957,471
Reckitt Benckiser Group PLC	2,258,062	182,473,475
RELX PLC	6,043,162	201,350,244
Rentokil Initial PLC	7,930,160	63,134,031
Rio Tinto PLC	3,554,311	225,955,945
Rolls-Royce Holdings PLC(a)	26,377,191	50,529,981
Sage Group PLC (The)	3,208,663	33,090,724
Schroders PLC	2,788,189	17,077,395
Segro PLC	3,812,266	40,135,248
Severn Trent PLC	793,653	29,233,085
Shell PLC	22,306,720	685,444,346
Smith & Nephew PLC	2,739,938	45,126,127
Smiths Group PLC	1,168,483	24,707,162
Spirax-Sarco Engineering PLC	232,658	32,511,634
SSE PLC	3,416,233	78,823,284
St. James’s Place PLC	1,720,036	26,158,486
Standard Chartered PLC	7,763,401	61,510,452
Taylor Wimpey PLC	11,134,109	17,968,960
Tesco PLC	23,556,114	83,281,517
Unilever PLC	8,011,965	446,123,278
United Utilities Group PLC	2,149,518	29,200,056
Vodafone Group PLC	82,230,393	98,769,005
Whitbread PLC	635,750	26,022,544

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	3,403,399	$39,664,633
		7,565,208,930
Total Common Stocks — 98.7%
(Cost: $43,978,092,242)		49,389,307,532

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	188,386	20,024,442
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	360,085	45,089,454
Henkel AG & Co. KGaA, Preference Shares, NVS	563,154	45,530,168
Porsche Automobil Holding SE, Preference Shares, NVS	484,736	26,998,460
Sartorius AG, Preference Shares, NVS	76,973	29,918,580
Volkswagen AG, Preference Shares, NVS	586,568	80,095,715
		247,656,819
Total Preferred Stocks — 0.5%
(Cost: $275,359,162)		247,656,819

Total Long-Term Investments — 99.2%
(Cost: $44,253,451,404)		49,636,964,351

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	178,327,255	178,380,753
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	102,710,000	$102,710,000

Total Short-Term Securities — 0.6%
(Cost: $280,998,039)		281,090,753

Total Investments — 99.8%
(Cost: $44,534,449,443)		49,918,055,104

Other Assets Less Liabilities — 0.2%		116,276,284

Net Assets — 100.0%		$50,034,331,388

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,125,789	$—		$(3,858,729	)(a)	$56,004	$57,689	$178,380,753	178,327,255	$1,293,417	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,190,000	61,520,000	(a)	—		—	—	102,710,000	102,710,000	1,423,522		48
						$56,004	$57,689	$281,090,753		$2,716,939		$48

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	670	06/08/23	$101,529	$3,532,375
SPI 200 Index	391	06/15/23	47,691	1,415,313
Euro STOXX 50 Index	3,287	06/16/23	156,724	4,155,230
FTSE 100 Index	887	06/16/23	87,650	2,259,711
				$11,362,629

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$363,817,730	$49,025,489,796	$6	$49,389,307,532
Preferred Stocks	—	247,656,819	—	247,656,819
Short-Term Securities
Money Market Funds	281,090,753	—	—	281,090,753
	$644,908,483	$49,273,146,615	$6	$49,918,055,104
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,362,629	$—	$11,362,629

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust